Going Concern and Liquidity (Details Narrative) - USD ($)	Sep. 30, 2021	Jun. 25, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 2,386,608		$ 989,888
Outstanding liabilities	$ 3,675,847		$ 2,000,311
Capital		$ 10,000,000